Equity Method Investment, Net	12 Months Ended
Dec. 31, 2024
Equity Method Investment, Net [Abstract]
Equity method investment, net
10.	Equity method investment, net

Amount
RMB
Balance as of December 31, 2021	257,122
Additions	33,154
Share of results	(2,020)
Return of capital	(19,547)
Impairment losses	(62,623)
Balance as of December 31, 2022	206,086
Share of results	442
Return of capital	(45,553)
Impairment losses	(15,279)
Balance as of December 31, 2023	145,696
Additions	21,290
Share of results	(196)
Impairment losses	(4,029)
Balance as of December 31, 2024	162,761

During the years ended December 31, 2022, 2023 and 2024, the Group made certain equity method investments. The Group does not have controlling financial interests over these investees, but it has ability to exercise significant influence over their financial and operating polices.

In connection with the Sales Commitment Arrangements as described in Note 1(c), the Group invested into certain limited partnerships as a limited partner. The Group has determined that given the design of these limited partnerships, they are considered to be unconsolidated VIEs and the Group is not considered to be the primary beneficiary, as further described below.

During the years ended December 31, 2022, 2023 and the 2024, the limited partnerships were either involved in or invested by the Group for the purpose of the Sales Commitment Arrangements as a fund provider, details of which are disclosed in Note 1(c). Under these arrangements, an initial deposit is required to be paid to the real estate developers prior to the commencement of the exclusive sales period. The limited partnerships are designed such that the investors (including the Group) would make their respective initial equity capital payments based on the initial deposit requirements. The investors are committed to provide additional capital funding in several tranches based on a funding schedule prepared considering of the forecast sale plan and actual progress of properties sales throughout the exclusive sale period.

The Group has determined that the total equity investment at risk of these limited partnerships is limited to the capital injected in these limited partnerships and does not include the commitments of the partners to contribute additional equity as the funding commitments are not reported as equity in the balance sheet of the limited partnerships. Capital investments of the partners are the only source of funding of these limited partnerships. In addition, the amount of paid-up capital at inception is limited to the funding requirements for the initial stage of the project. The Group has determined that the limited partnerships are VIEs as their total equity investments at risk are not considered to be sufficient to permit the limited partnerships to finance their activities without additional subordinated financial support.

To determine whether the Group is the primary beneficiary of these limited partnerships, the Group has evaluated whether it has both (i) the power to direct the activities of the limited partnerships that most significantly impact their economic performance; and (ii) the obligation to absorb losses of, or the right to receive benefits from, the limited partnerships that could potentially be significant to these entities.

The Group determined that the activities that most significantly impact the economic performance of the limited partnerships include: (i) selecting real estate projects, (ii) negotiating the terms of sale commitment arrangement, (iii) monitoring the progress of property sales and (iv) for the limited partnerships under Non-Group Commitment Arrangements as described in Note 1(c), managing the disposal of unsold properties, if any, at the end of the sales period that the limited partnerships are required to purchase from the property developer.

Based on these activities that the Group considered to be most significant, the Group evaluated who has the power to direct them beginning with an assessment of the parties involved in the ownership and governance structure of these limited partnerships. In this regard, each of the limited partnerships is sponsored by an investor that is unrelated to the Group. The investments of the sponsoring investor in the limited partnerships are generally in the form of both limited partnership interest and general partnership interest, with these partnership interests being held by two or more of the sponsoring investor’s-controlled subsidiaries. Under the limited partnership agreement, the general partner can make key management decisions for the limited partnership. In addition, the Group does not have any kick-out right or the unilateral ability to exercise any substantive participating rights. Accordingly, the Group has determined that the power to direct the activities that most significantly impact the economic performance rests with the general partner and the other limited partners that are all under the common control of the sponsoring investor.

The Group’s obligation to absorb losses of, or the right to receive benefits from, the limited partnerships are limited to its committed capital investments or its rights to receive sharing of profit from the limited partnerships based on its proportionate share of the capital contributions.

Based on the analysis above, as the Group does not have the power to direct the activities of limited partnerships that most significantly impact their economic performance, the Group has concluded it is not the primary beneficiary of the limited partnerships established in connection with the Sales Commitment Arrangements. The Group determined that it has significant influence over these limited partnerships and therefore has accounted for its investments under the equity method.

The Group considers, as a limited partner, that its maximum exposures to the losses from the limited partnerships are the maximum loss that could potentially be recorded through earnings in future periods as a result of its investments and other variable interests in the limited partnerships, regardless of the probability of the losses actually occurring. The Group’s maximum exposures to the losses from the limited partnerships as of December 31, 2023 and 2024 are set out below, which represent the aggregated amounts of the carrying amounts of the investments in limited partnerships and the maximum amount of additional capital commitments as stipulated in the respective partnership deeds. The Group does not have any other obligation or commitment to provide any guarantee, loan or other financial support to the limited partnerships.

	Aggregated carrying amount (before impairment loss) of the limited partnerships	Maximum amount of additional capital commitment (Note 22)	Maximum exposures to the losses of the limited partnerships
	RMB	RMB	RMB
Balance as of December 31, 2023	410,928	278,012	688,940
Balance as of December 31, 2024	357,439	278,012	635,451

Impairment loss

In considering current property market conditions and the operating performance of the limited partnerships, the Group recognized other-than-temporary impairment loss of RMB62,623 to the investment in Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”) and Ningbo Meishan Muju Investment Limited Partnership (“Muju”) during the year ended December 31, 2022, of RMB15,279 to the investment in Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”), Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”), Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”), Shenzhen Jiaxinda No.3 Investment Limited Partnership (“Jiaxinda”) and Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”) during the year ended December 31, 2023, and of RMB4,029 to the investment in Jiuchuan during the year ended December 31, 2024.

The following equity method investees were either involved in or invested by the Group for the purpose of the Sales Commitment Arrangements as a fund provider or other transactions, details of which are disclosed in Note 1(c). The Group’s effective interests to the limited partnerships as of December 31, 2023 and 2024 are as below:

	As of December 31,
	2023	2024
Name of the limited partnerships
Gefei Chengyun	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Jiuchuan	10%	10%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”)	26%	26%
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	—	*
Jiaxinda	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”)	— *	—
Muju	— *	—
Ningbo Chunyu Management Limited Partnership (“Chunyu”)	—	89.95	%**

Name of other equity method investees
Shenzhen Chenji Zhaozhao Technology Co., Ltd. (“Chenji Zhaozhao”)	— *	—
Shanghai Tinghaozhu Space Design Co., Ltd. (“Tinghaozhu Space”)	— *	—
Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”)	—	30	%***
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”)	—	30	%***
Shenzhen Duoduo Robot Technology Co., Ltd. (“Duoduo Robot”)	—	32	%***
Shenzhen Fangdd Technology Environmental Engineering Co., Ltd. (“Shenzhen Technology”)	—	32	%***
Shanghai Fangdd Environmental Technology Development Co., Ltd. (“Shanghai Technology”)	—	32	%***
Shenzhen Duoduoyijie Intelligent Technology Co., Ltd. (“Duoduoyijie”)	—	16	%***

*	During the year ended December 31, 2023, the Group fully disposed its equity interests in Fangjin, Muju, Chenji Zhaozhao and Tinghaozhu Space through share transfer and company deregistration. During the year ended December 31, 2024, the Group fully disposed its equity interests in Qixing through company deregistration.

**	The Group invested in Chunyu during the year ended December 31, 2024. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 89.95% of its total equity.

***	The Group also invested in Suzhou Tinghaozhu, Shanghai Nuancheng and Duoduo Robot during the year ended December 31, 2024. The Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating policies accounting for 30%, 30% and 32% of their total equity, respectively. Shenzhen Technology and Shanghai Technology are wholly-owned subsidiaries of Duoduo Robot. Duoduoyijie is also a subsidiary of Duoduo Robot, in which Duoduo Robot has 51% equity interests.

During the year ended December 31, 2022, 2023 and 2024, the Group made additional investments into these limited partnerships and received return of capital from these limited partnerships, details of which are summarized below:

	For the Year Ended December 31,
	2022		2023		2024
Name of the Limited Partnership	Capital Investments	Return of Capital	Capital Investments	Return of Capital	Capital Investments	Return of Capital
	RMB	RMB	RMB	RMB	RMB	RMB
Jiushen	6,350	(18,500)	—	(9,850)	—	—
Longshu Tianye	—	—	—	(663)	—	—
Jiuzhen	—	(414)	—	—	—	—
Deyan	—	—	—	(200)	—	—
Derong	—	(1)	—	—	—	—
Jiushi	—	—	—	(32,650)	—	—
Fangjin	—	(234)	—	—	—	—
Muju	23,814	(398)	—	—	—	—
Chunyu	—	—	—	—	17,990	—

Name of other equity method investees
Chenji Zhaozhao	2,190	—	—	(2,190)	—	—
Tinghaozhu Space	800	—	—	—	—	—
Suzhou Tinghaozhu	—	—	—	—	150	—
Shanghai Nuancheng	—	—	—	—	150	—
Duoduo Robot	—	—	—	—	3,000	—
Total	33,154	(19,547)	—	(45,553)	21,290	—

Summary of combined unaudited financial information for these equity method investees as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 are presented below:

	As of December 31,
	2023	2024
	RMB	RMB
Balance sheet data:
Current assets	522,025	432,605
Non-current assets	78,290	97,253
Total assets	600,315	529,858

Current liabilities	72,210	63,280
Total liabilities	72,210	63,280

Shareholders’ equity	528,105	466,578
Total liabilities and shareholders’ equity	600,315	529,858

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating data:
Revenue	5,569	13	244
Operating (loss)/income	(14,412)	1,188	(13,746)
Net (loss)/income	(14,093)	1,448	(13,516)